Loans Receivable Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	$ 244,907	$ 289,914
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	100.00%	100.00%
California [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	253	4,943
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.10%	1.70%
Florida [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	4,458	2,792
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.80%	1.00%
Idaho [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	4,348	4,423
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.80%	1.50%
Indiana [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	6,461	7,206
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	2.70%	2.50%
Iowa [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	2,732	6,139
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.10%	2.10%
Kansas [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	1,014	1,036
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.40%	0.40%
Minnesota [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	209,935	244,798
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	85.70%	84.40%
North Carolina [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	7,161	7,075
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	2.90%	2.40%
Utah [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	0	1,324
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.00%	0.50%
Wisconsin [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	8,091	8,413
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	3.30%	2.90%
Other states [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	$ 454	$ 1,765
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.20%	0.60%